DEBT - Narrative (Q3) (Details)						3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Dec. 31, 2020 USD ($) property	Aug. 13, 2020 USD ($)	Dec. 19, 2019 USD ($)	Jun. 30, 2020 property	Sep. 30, 2021 USD ($) property	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Jul. 09, 2021 USD ($)	Apr. 20, 2020 USD ($)	Apr. 06, 2020 USD ($)	Mar. 27, 2020	Mar. 26, 2020	Feb. 28, 2020	Feb. 27, 2020
Debt Instrument [Line Items]
Debt instrument, fair value disclosure			$ 177,573,106				$ 183,304,467		$ 177,573,106
Number of real estate properties, held-for-sale			4			4	0	3	2
Outstanding balance of unsecured credit facility			$ 6,000,000				$ 0		$ 6,000,000	$ 7,740,000
Repayments of unsecured credit facility							12,000,000	$ 6,000,000	6,000,000	13,869,000
Unamortized deferred financing costs			21,724				$ 0		21,724	90,139
Maximum leverage ratio							0.55							0.55	0.50
Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 12,000,000
Repayments of unsecured credit facility	$ 6,000,000			$ 6,000,000
Minimum | Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Line of credit facility, interest rate during period		4.75%			5.50%
Prime Rate | Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		100.00%			1.00%
New Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 22,000,000
Proceeds from credit facility	$ 6,000,000
Payments of debt issuance costs		$ 77,000
Unused commitment fee percentage		0.15%
Minimum debt service coverage ratio		125.00%
Minimum tangible net asset value		$ 120,000,000
New Credit Facility | Line of Credit | Revolving Credit Facility, Real Estate Acquisitions
Debt Instrument [Line Items]
Maximum borrowing capacity		17,000,000
New Credit Facility | Line of Credit | Revolving Credit Facility, Working Capital
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,000,000									$ 5,000,000
New Credit Facility | Credit Facility
Debt Instrument [Line Items]
Unamortized deferred financing costs							$ 97,092
Loans, Mature on October 15, 2021 | Line of Credit | Unsecured Credit Facility
Debt Instrument [Line Items]
Outstanding balance of unsecured credit facility			6,000,000						6,000,000
Loans, Mature on October 15, 2021 | Credit Facility | Unsecured Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 6,000,000
Short-term Convertible Notes Payable
Debt Instrument [Line Items]
Debt instrument, stated interest rate																10.00%	8.00%
Debt instrument, fair value disclosure			$ 1,024,750						$ 1,024,750				$ 490,000
Debt instrument, face amount										$ 4,800,000
Short-term Other Notes Payable | Loan Agreement and Promissory Note, Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Debt instrument, face amount												$ 517,000